CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,386,705	7,153,647
Common stock, shares outstanding	7,386,705	7,153,647
Treasury stock, shares	58,038	348,968